Pension And Postretirement Benefits (Change In The Value Of Plan Assets And The Plans' Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 47,238	$ 45,060
Actual return on plan assets	4,213	5,935
Benefits paid	(6,543)	(3,966)
Contributions	562	209
Transfer for sale of Connecticut wireline operations	(308)	0
Other	1	0
Fair value of plan assets at end of year	45,163	47,238
Unfunded status at end of year	(14,380)	(9,322)
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	8,960	9,295
Actual return on plan assets	384	1,347
Benefits paid	(1,498)	(1,682)
Contributions	0	0
Transfer for sale of Connecticut wireline operations	0	0
Other	0	0
Fair value of plan assets at end of year	7,846	8,960
Unfunded status at end of year	$ (22,863)	$ (21,325)